Statement of Additional Information Supplement dated March 29, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Commodities Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco Pacific Growth Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Advantage Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed		Managed
	Range of	millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Global Advantage Fund
Ryan Amerman[2]	None	4	$5,645.5	None	None	None		None
Matthew Dennis	None	10	$6,732.5	4	$278.2	4,304	[3]	$1,327.2	[3]
Clas Olsson	None	11	$6,890.1	9	$3,114.4	4,305	[3]	$1,459.9	[3]
Barrett Sides	None	11	$6,557.3	3	$390.2	4,305	[3]	$1,459.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Amerman began serving as portfolio manager of Invesco Global Advantage Fund on March 22, 2011. Information for Mr. Amerman has been provided as of February 28, 2011.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
AIF MSVK SUP-3 032911

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